FINANCIAL INSTRUMENTS CLASSIFICATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [text block]
The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IFRS 9 as of December 31,2018 and IAS 39 as of December 31, 2017:

	At December 31, 2018						At December 31, 2017
	Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income		Financial		Financial assets and liabilities measured at fair value
	Investments and hedges	Designated at inception	Investments	Investments designated at inception	assets and liabilities measured at amortized cost	Total	Held for trading or hedging	Designated at inception	Loans and receivables	Investments available- for-sale	Investments held-to- maturity	Financial liabilities at amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	–	–	–	–	22,168,516	22,168,516	–	–	23,221,987	–	–	–	23,221,987
Cash collateral, reverse repurchase agreements and securities borrowings	–	–	–	–	4,082,942	4,082,942	–	–	7,480,420	–	–	–	7,480,420
At fair value through profit or loss	3,512,445	–	–	–	–	3,512,445	4,024,737	–	–	–	–	–	4,024,737
Investments at fair value through other comprehensive income, Note 6(b)	–	–	24,546,365	649,470	–	25,195,835	–	–	–	–	–	–	–
Available-for-sale investments	–	–	–	–	–	–	–	–	–	24,423,891	–	–	24,423,891
Amortized cost investments	–	–	–	–	4,154,838	4,154,838	–	–	–	–	–	–	–
Held-to-maturity Investments	–	–	–	–	–	–	–	–	–	–	4,413,373	–	4,413,373
Loans, net	–	–	–	–	105,806,998	105,806,998	–	–	95,977,277	–	–	–	95,977,277
Financial assets designated at fair value through profit or loss	–	521,186	–	–	–	521,186	–	537,685	–	–	–	–	537,685
Premiums and other policies receivable	–	–	–	–	887,273	887,273	–	–	656,829	–	–	–	656,829
Accounts receivable from reinsurers and coinsurers	–	–	–	–	842,043	842,043	–	–	715,695	–	–	–	715,695
Due from customers on acceptances	–	–	–	–	967,968	967,968	–	–	532,034	–	–	–	532,034
Other assets, Note 12(a)	766,317	–	–	–	2,306,460	3,072,777	701,826	–	1,759,125	–	–	–	2,460,951
	4,278,762	521,186	24,546,365	649,470	141,217,038	171,212,821	4,726,563	537,685	130,343,367	24,423,891	4,413,373	–	164,444,879

Liabilities

Deposits and obligations	–	–	–	–	104,551,310	104,551,310	–	–	–	–	–	97,170,411	97,170,411
Payables from repurchase agreements and securities lending	–	–	–	–	9,415,357	9,415,357	–	–	–	–	–	13,415,843	13,415,843
Due to banks and correspondents	–	–	–	–	8,448,140	8,448,140	–	–	–	–	–	7,996,889	7,996,889
Bankers’ acceptances outstanding	–	–	–	–	967,968	967,968	–	–	–	–	–	532,034	532,034
Financial liabilities at fair value through profit or loss	362,310	–	–	–	–	362,310	168,089	–	–	–	–	–	168,089
Accounts payable to reinsurers and coinsurers	–	–	–	–	291,693	291,693	–	–	–	–	–	235,185	235,185
Bonds and notes issued	–	–	–	–	15,457,540	15,457,540	7,986,539	–	–	–	–	8,255,718	16,242,257
Other liabilities, Note 12(a)	715,804	–	–	–	2,978,514	3,694,318	636,762	–	–	–	–	3,236,251	3,873,013
	1,078,114	–	–	–	142,110,522	143,188,636	8,791,390	–	–	–	–	130,842,331	139,633,721